Document and Entity Information	Jul. 17, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001393612
Document Type	8-K
Document Period End Date	Jul. 17, 2024
Entity Registrant Name	DISCOVER FINANCIAL SERVICES
Entity File Number	001-33378
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-2517428
Entity Address, Address Line One	2500 Lake Cook Road
Entity Address, City or Town	Riverwoods
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(224)
Local Phone Number	405-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	DFS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false